Supplemental Oil and Natural Gas Disclosures (Unaudited) - Schedule of Capitalized Costs of the Company's Oil and Natural Gas Properties (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Supplemental Oil And Natural Gas Disclosures (Unaudited) [Abstract]
Proved oil and natural gas properties	$ 6,933,071	$ 6,368,179
Unproved oil and natural gas properties
Total proved and unproved oil and natural gas properties	6,933,071	6,368,179
Less accumulated depletion and impairment	(6,142,978)	(5,426,488)
Net capitalized cost	$ 790,093	$ 941,691